Deferred Taxation (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended		101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	May 05, 2025
Liabilities
Liabilities			$ 1,822.4	$ 1,822.4	$ 1,015.4
Assets
Assets			(458.9)	(458.9)	(666.5)
Net deferred taxation liabilities			1,363.5	1,363.5	348.9
Included in the statement of financial position as follows:
Deferred taxation assets			(38.2)	(38.2)	(154.9)
Deferred taxation liabilities			1,401.7	1,401.7	503.8
Net deferred taxation liabilities			1,363.5	1,363.5	348.9
Balance at beginning of the year				348.9	217.1
Recognised in profit or loss				669.0	146.9
Recognised in OCI				(4.5)	6.9
Derecognition of Gruyere previously held interest - 50%				(73.5)	0.0
Gold Road acquisition through business combination - 100%				371.8	0.0
Translation adjustment				51.8	(22.0)
Balance at end of the year			$ 1,363.5	1,363.5	348.9
Gold Road
Included in the statement of financial position as follows:
Group beneficial interest	100.00%		100.00%
Gruyere Gold project
Included in the statement of financial position as follows:
Percentage of ownership in joint operation	50.00%	50.00%				50.00%
– Mining assets
Liabilities
Liabilities			$ 1,568.1	1,568.1	814.6
– Right-of-use assets
Liabilities
Liabilities			108.3	108.3	110.5
– Investment in environmental trust funds
Liabilities
Liabilities			7.2	7.2	5.6
– Inventories
Liabilities
Liabilities			45.0	45.0	22.8
– Other
Liabilities
Liabilities			93.8	93.8	61.9
– Provisions
Assets
Assets			(145.1)	(145.1)	(103.5)
- Tax losses
Assets
Assets			(20.6)	(20.6)	(117.6)
- Unredeemed capital expenditure
Assets
Assets			(172.0)	(172.0)	(321.4)
– Lease liabilities
Assets
Assets			$ (121.2)	$ (121.2)	$ (124.0)